EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.3 - Schedule 5

Report Pulled:	10/13/2026
Loan Count:	644

Fields Reviewed	Discrepancy Count	Percentage
Appraised Value	1	0.16%
CLTV	354	54.97%
Loan Purpose	1	0.16%
LTV	207	32.14%
Origination/Note Date	82	12.73%
Originator Back-End DTI	23	3.57%
Property Type	6	0.93%